SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of unaudited condensed consolidated cash flow statement
	June 30,
	2020
	As Previously Reported	Adjustment	As Corrected
Cash flows from operation activities
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$745,854	$(624,747)	$121,107
Net cash used in operating activities	(313,177)	(624,747)	(937,924)

Cash flows from investing activities
Net cash used in investing activities	(12,831)	-	(12,831)

Cash flows from financing activities
Net proceeds from initial public offering - stock issuance	4,780,704	624,747	5,405,451
Net cash provided by financing activities	4,875,508	624,747	5,500,255

Effect of changes of foreign exchange rates on cash	(28,696)	-	(28,696)
Net increase in cash	4,520,804	-	4,520,804
Cash, beginning of year	1,702,279	-	1,702,279
Cash, end of year	$6,223,083	$-	$6,223,083

Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Schedule of Revenue disaggregated
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Revenue from Sino-foreign Jointly Managed Academic Programs	$1,420,418	$1,264,823
Revenue from Technological Consulting Services for Smart Campus Solutions	338,003	933,240
Revenue from Overseas Study Consulting Services	26,033	72,725
Revenue from tailored job readiness training services	66,097	-
Total revenue	$1,850,551	$2,270,788

Summary of currency exchange rates
	June 30, 2021	June 30, 2020	December 31, 2020
Period-end spot rate	US$1=RMB 6.4566	US$1=RMB 7.0651	US$1=RMB 6.5250
Average rate	US$1=RMB 6.4587	US$1=RMB 7.0416	US$1=RMB 6.8878